4. Income Taxes (Details) (USD $)	3 Months Ended	6 Months Ended	8 Months Ended
	Mar. 31, 2014	Mar. 31, 2014	Mar. 31, 2014
Current Tax Provision:
Federal-State-Local			$ 250
Taxable Income
Total current tax provision	0	0	250
Deferred Tax Provision:
Federal
Loss carry-forwards	815	9,481	12,916
Change in valuation allowance	(815)	(9,481)	(12,916)
Total deferred tax provision	$ 0	$ 0	$ 0